Hybrid bond (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Hybrid Bond [Line Items]
Amount		₩ 229,373	₩ 398,910
Korea South-East Power Co., Ltd. | 1st bond-type hybrid bond
Hybrid Bond [Line Items]
Issue date	[1]	Dec. 07, 2012
Maturity date	[1]	Dec. 06, 2042
Yield (%)	[1]	4.38%
Amount	[1]	₩ 0	170,000
Korea South-East Power Co., Ltd. | 2nd bond-type hybrid bond
Hybrid Bond [Line Items]
Issue date	[2]	Dec. 07, 2012
Maturity date	[2]	Dec. 06, 2042
Yield (%)	[2]	4.44%
Amount	[2]	₩ 230,000	230,000
Expense of issuance
Hybrid Bond [Line Items]
Amount		₩ (627)	₩ (1,090)

[1]	The call option was exercised for the 1st hybrid bond during the current period.
[2]	Bondholders may not require prepayment in any case, and the Company has a call option to repay all of these bonds on or after 12 years from the date of issuance of the bonds, or on each interest payment date henceforth. In addition, there is a step-up clause from the date of the initial call option exercise. Although these instruments have contractual maturity dates, the contractual agreements allow these subsidiaries to indefinitely extend the maturity dates and defer the payment of interest without modification to the other terms of the instruments. When the Company decides not to pay dividends on common shares, they are not required to pay interest on the hybrid bonds.